13F-
06/30/2006
0001353342
$yw2qzog
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  August 14, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL S A DE C V	 SPONSORED ADR    02364W105	6186   186000 SH       SOLE     01          186000        0        0
D AMERICAN RAILCAR INDS INC	 COMMON STOCK     02916P103	1461    44113 SH       SOLE     01           44113        0        0
D AMR CORP			 COMMON STOCK	  001765106	1741	68500 SH       SOLE	01	     68500	  0	   0
D BOIS D ARC ENERGY INC		 COMMON STOCK     09738U103     1553    94272 SH       SOLE     01           94272        0        0
D BP PLC			 SPONSORED ADR    055622104     3849    55300 SH       SOLE     01           55300        0        0
D BRISTOW GROUP INC              COMMON STOCK     110394103     2700    75000 SH       SOLE     01           75000        0        0
D CHC HELICOPTER CORP		 CL A SUB VGT     12541C203     2982   124700 SH       SOLE     01          124700        0        0
D EQUINIX INC			 COMMON STOCK 	  29444U502     3676    67000 SH       SOLE     01           67000        0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     1824    28000 SH       SOLE     01           28000  	  0        0
D GEVITY HR INC                  COMMON STOCK     374393106     4806   181000 SH       SOLE     01          181000        0        0
D HOME SOLUTIONS AMER INC	 COMMON STOCK     437355100      123    20000 SH       SOLE     01           20000        0        0
D INTEL CORP	                 COMMON STCOK     458140100     2546   134000 SH       SOLE     01          134000        0        0
D ISHARES TR	                 MSCI EMERG MKT   464287234     3568    38000 SH       SOLE     01           38000        0        0
D J2 Global Communications Inc   COMMON STOCK     46626E205     7337   235000 SH       SOLE     01          235000        0        0
D KIRBY CORP		         COMMON STOCK     497266106     1936    49000 SH       SOLE     01           49000        0        0
D LAS VEGAS SANDS CORP	 	 COMMON STOCK     517834107     1792    23020 SH       SOLE     01           23020        0        0
D NEXEN INC			 COMMON STOCK     65334H102     4479    79500 SH       SOLE     01           63500        0        0
D NOVASTAR FINL INC              COMMON STOCK     669947400     1833    58000 SH       SOLE     01           58000        0        0
D NOVELIS INC	                 COMMON STOCK     67000X106      385    18000 SH       SOLE     01           18000        0        0
D NRG ENERGY INC	         COMMON STOCK     629377508      874    18141 SH       SOLE     01           18141        0        0
D ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206      561    55000 SH       SOLE     01           55000        0        0
D PACIFIC ETHANOL INC            COMMON STOCK     69423U107      809    35000 SH       SOLE     01           35000        0        0
D RINKER GROUP LTD	         COMMON STOCK     76687M101      606    10000 SH       SOLE     01           10000        0        0
D SPRINT NEXTEL CORP	         COMMON STOCK     852061100     4798   240000 SH       SOLE     01          240000        0        0
D SUNPOWER CORP		         COM CL A	  867652109     1121    40000 SH       SOLE     01           40000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     3879   222300 SH       SOLE     01          222300        0        0
D TIM PARTICIPACOES S A	         COMMON STOCK     88706P106     3471   126000 SH       SOLE     01          126000        0        0
D U S AIRWAYS GROUP INC          COMMON STOCK	  90341W108      910    18000 SH       SOLE     01           18000        0        0
D UNIBANCO-UNIAO DE BANCOS BRA	 GDR REP PFD UT   90458E107     1859    28000 SH       SOLE     01           28000        0        0
D UNITEDHEALTH GROUP INC	 COMMON STOCK     91324P102     1746    39000 SH       SOLE     01           39000        0        0
D UNITED STATES STL CORP NEW	 COMMON STOCK     912909108     1683    24000 SH       SOLE     01           24000        0        0
S REPORT SUMMARY                 31 DATA RECORDS               77094        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       06/30/06
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            31
               Total Records                   31
               Total Omitted                    0
Report Market Value x($1000)                77094
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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